Retirement Plans - Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plan, Defined Benefit [Member]
Estimated Future Benefit Payments
2014	$ 19,820
2015	16,033
2016	16,335
2017	16,582
2018	16,976
Thereafter	84,843
Foreign Pension Plans [Member]
Estimated Future Benefit Payments
2014	478
2015	466
2016	618
2017	470
2018	620
Thereafter	4,383
Other Postretirement Benefit Plan [Member]
Estimated Future Benefit Payments
2014	341
2015	340
2016	337
2017	333
2018	328
Thereafter	$ 1,527